ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 135,886	$ 183,722	$ 491,544	$ 3,010,870	$ 3,188,019	$ 21,251,518
Total [Member]
Revenue	135,886	183,722	491,544	3,010,870	3,188,019	21,251,518
Recruiters on Demand [Member]
Revenue	0	46,040	120	1,832,795	1,848,268	16,005,413
Consulting and Staffing Services [Member]
Revenue	52	572	5,602	124,752	129,157	696,368
Software Subscriptions [Member]
Revenue	0	160	0	413,101	412,898	2,468,990
Marketplace Solutions [Member]
Revenue	$ 135,834	$ 136,950	485,822	517,782	675,256	1,142,922
Full Time Placement Fees [Member]
Revenue			0	20,000	20,000	937,825
Revenue Share [Member]
Revenue			$ 0	$ 102,440	$ 102,440	$ 0